Offerings - Offering: 1	Jan. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,905,904
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 3,640,277
Fee Rate	0.01476%
Amount of Registration Fee	$ 537.3
Offering Note

(1)

Represents up to 1,905,904 shares of Common Stock, $0.0001 par value per share (the “Common Stock”), of Nuburu Inc. (“Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). The shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)

Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of the Registrant’s Common Stock reported on the NYSE American on August 16, 2024, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.